Statements of Operations (Unaudited) (USD $)	3 Months Ended	6 Months Ended
	Dec. 31, 2012	Dec. 31, 2012
Income Statement [Abstract]
Revenue	$ 9,500	$ 9,500
Expenses
General and administrative	163	1,213
Management fees	1,000	1,000
Professional fees	7,500	7,550
Total Expenses	8,663	9,763
Income (loss) before income tax	837	(263)
Income tax expense (benefit)
Net Income (Loss)	$ 837	$ (263)
Net Income (Loss) Per Common Share - Basic and Diluted	$ 0.18
Weighted Average Common Shares Outstanding - Basic and Diluted	4,620